SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Fair Value Amounts and Gains and Losses Recorded in Relation to the Derivative Instruments

The following tables present fair value amounts of, and gains and losses recorded in relation to, the Company's derivative instruments and related hedged items:

	Balance sheet	Fair value of derivative instruments
		Year ended December 31,
		2020	2019

Derivative assets:

Derivatives not designated as hedging instruments:
Foreign exchange option and forward contracts	Other accounts receivable and prepaid expenses	-	62

Total		-	62

Derivative liabilities:

Derivatives not designated as hedging instruments:
Foreign exchange option and forward contracts	Accrued expenses and other liabilities	(3,582)	(425)
Styrene forward contract	Accrued expenses and other liabilities	(209)	-

Total		(3,791)	(425)

F - 23

CAESARSTONE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

g. Derivatives (Cont.):

The following tables present fair value amounts of, and gains and losses recorded in relation to, the Company's derivative instruments and related hedged items:

	Gain (loss) recognized in other comprehensive income (loss), net		Gain (loss) recognized in statements of income
	Year ended December 31,		Statements of income	Year ended December 31,
	2020	2019	Item	2020	2019
Derivatives designated as hedging instruments:

Foreign exchange forward contract	-	497	Cost of revenues and Operating expenses	2,406	1,716

Derivatives not designated as hedging instruments:
Foreign exchange forward and options contracts	-	-	Financial expenses, net	(750)	2,121
Styrene forward contracts	-	-	Financial expenses, net	(2,120)	-

Total	-	497		(464)	3,837

Schedule of Change in Provision for Inventory

The following table provides the details of the change in the Company's provision for inventory write-downs:

	December 31,
	2020	2019

Inventory provision, beginning of year	$18,226	$15,551
Assumed from business combination	1,405	-
Increase in inventory provision	4,305	9,983
Write off	(7,329)	(7,308)

Inventory provision, end of year	$16,607	$18,226

Schedule of Property, Plant and Equipment Depreciation Rates

3.Depreciation is calculated using the straight-line method over the estimated useful life of the assets at the following annual rates:

%

Machinery and manufacturing equipment	4-33 (mainly 10)
Office equipment and furniture	7-33 (mainly 7)
Motor vehicles	10-30 (mainly 20)
Buildings	4-5
Prepaid expenses related to operating lease	1
Leasehold improvements	Over the shorter of the term of the lease or the life of the asset

Schedule of Changes in Warranty Accrual

The following table provides the details of the change in the Company's warranty accrual:

	2020	2019

January 1,	$2,916	$2,820

Charged to costs and expenses relating to new sales	1,281	1,879
Costs of product warranty claims	(1,459)	(1,734)
Foreign currency translation adjustments	(159)	(49)

December 31,	$2,579	$2,916

Schedule of Change in Provision for Doubtful Debts

The following table provides the detail of the change in the Company's allowance for credit loss:

	2020	2019

January 1,	$2,497	$1,247

Charges to expenses	3,142	2,100
Write offs	(984)	(864)
Assumed from business combinations	2,066	-
Foreign currency translation adjustments	62	14

December 31,	$6,783	$2,497

Schedule of Assets and Liabilities Measured at Fair Value

The following table sets forth the Company’s assets and liabilities that were measured at fair value as of December 31, 2020 and 2019 by level within the fair value hierarchy:

	Fair Value	Fair value measurements as of December 31,
Description	Hierarchy	2020	2019

Measured at fair value on a recurring basis:

Assets:

Cash equivalents:
Money market mutual funds	Level 1	$1,011	$-

Short-term marketable securities:
Corporate bonds	Level 2	$7,607	$-
Governmental bonds	Level 2	$505	$-

Derivatives:
Derivative assets	Level 2	$-	$62

Long-term marketable securities:
Corporate bonds	Level 2	$10,434	$-
Governmental bonds	Level 2	$492	$-

Liabilities:

Derivatives:
Contingent Consideration	Level 3	$1,492	$-
Derivative liabilities	Level 2	$(3,791)	$(425)

Schedule of Accumulated Other Comprehensive Income, Net

The total accumulated other comprehensive income ("AOCI"), net of tax was comprised as follows:

	December 31,
	2020	2019

Accumulated gain on marketable securities	$13	$-
Accumulated foreign currency translation differences	1,070	(3,288)

Total accumulated other comprehensive income loss, net	$1,083	$(3,288)

Schedule of Changes in Accumulated Balances of Other Comprehensive Income

The following table summarizes the changes in AOCI, net of taxes for the year ended:

	Unrealized gains (losses) on derivative instruments	Unrealized gains (losses) on marketable securities	Accumulated foreign currency translation differences	Total

Balance at January 1, 2019	(497)	-	(2,680)	(3,177)

Other comprehensive income (loss) before reclassifications	2,213	-	(608)	1,605
Amounts reclassified from AOCI	(1,716)	-	-	(1,716)

Net current period OCI	497	-	(608)	(111)

Balance at December 31, 2019	-	-	(3,288)	(3,288)

Other comprehensive income (loss) before reclassifications	2,406	13	4,358	6,777
Amounts reclassified from AOCI	(2,406)	-	-	(2,406)

Net current period OCI	-	13	4,358	4,371

Balance at December 31, 2020	-	13	1,070	1,083

Schedule of Losses on Cash Flow Hedge Reclassified Out of Accumulated Other Comprehensive Income

The following table shows the amounts reclassified from AOCI into the Consolidated Statements of Income, and the associated financial statement line item, for 2020 and 2019:

	December 31,
	2020	2019
Affected line item in the consolidated statements of income

Cost of revenues	$1,857	$1,328
Research and development	61	40
Marketing and selling	217	161
General and administrative	271	187

Total gain	$2,406	$1,716

Reconciliation of Redeemable Non-controlling Interest

The following table provides a reconciliation of the redeemable non-controlling interest:

	Year ended December 31,
	2020	2019	2018

Beginning of the year	$-	$-	$16,481

Assuming the non controlling interest due to acquisition	7,269	-	-
Net income attributable to non-controlling interest	404	-	163
Dividend paid (*)	-	-	(978)
Adjustment to redemption value	-	-	(203)
Foreign currency translation adjustments	28	-	(931)
Adjustment to Call option value (**)	-	-	5,587
Call option exercise (**)	-	-	(20,119)

Redeemable non-controlling interest - end of the year	$7,701	$-	$-

*)	In 2018 dividend payment was made by Company’s subsidiary Caesarstone Canada Inc. and reflects the amount paid to the non-controlling interest holders.

**)	See also Note 1e.

Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Losses on Cash Flow Hedge Reclassified Out of Accumulated Other Comprehensive Income

In 2020 and 2019, the Company estimated the fair value of stock options granted using the Black-Scholes option pricing model with the following weighted average assumptions:

	December 31,
	2020	2019

Dividend yield	0-3%	0-3%
Expected volatility	46.0%	47.4%
Risk-free interest rate	0.7%	1.9%
Expected life (in years)	5.1	4.3